                            AMSOUTH VARIABLE ANNUITY
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED MARCH 20, 2001
                       TO THE PROSPECTUS JANUARY 26, 2001

Effective July 1, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent premium payments and transfers of Contract Value.






























THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

33-73570
HV-3021